INTANGIBLE ASSETS, NET (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Purchase of intangible assets that have not been paid	$ 500	$ 61
Percentage of post tax discount rate		14.00%
Percentage of terminal value growth rates.		3.00%
Term of initial annual growth rate of impairment testing	5 years
Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of growth rate in earnings before interest taxes depreciation and amortization		26.00%
Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of growth rate in earnings before interest taxes depreciation and amortization		42.00%
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Development costs capitalized	$ 15,366	$ 14,222